Consolidated and Combined Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Assets
Cash and cash equivalents	$ 0	$ 0
Accounts receivable, net of allowance for doubtful accounts of $144 and $155, respectively	7,382	7,119
Federal and state taxes receivable	115	0
Inventory of parts and supplies	780	895
Prepaid tires on equipment	2,019	2,048
Prepaid taxes and licenses	694	754
Prepaid insurance	748	789
Prepaid expenses, other	58	80
Total current assets	11,796	11,685
Land	2,679	2,661
Buildings	5,507	5,514
Equipment	91,800	88,896
Property and equipment, at cost	99,986	97,071
Less accumulated depreciation	57,366	54,897
Net property and equipment	42,620	42,174
Goodwill	3,431	3,431
Intangible assets, net	1,384	3,812
Other assets, net	295	32
Total assets	59,526	61,134
Liabilities and Shareholders' Equity/Net Investment
Accounts payable	4,163	2,902
Bank overdraft	773	933
Federal and state income taxes payable	0	129
Deferred income taxes	309	345
Accrued payroll and benefits	5,363	3,937
Accrued insurance	1,102	1,186
Accrued liabilities, other	393	518
Total current liabilities	12,103	9,950
Long-term debt	0	7,282
Deferred income taxes	8,025	8,579
Accrued insurance	1,026	1,393
Other liabilities	$ 1,170	$ 1,208
Commitments and contingencies (Note 10)
Shareholders' Equity/Net investment:
Preferred stock, 5,000,000 shares authorized, of which 250,000 shares are disignated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding	$ 0	$ 0
Common stock, $.10 par value; (25,000,000 shares authorized; 3,272,804 shares issued and outstanding at September 30, 2015)	327	0
Capital in excess of par value	35,005	0
Net investment by Parent	0	32,669
Retained earnings	1,819	0
Accumulated other comprehensive income, net	51	53
Total shareholders' equity/net investment	37,202	32,722
Total liabilties and shareholders' equity/net investment	$ 59,526	$ 61,134